Earning Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Schedule of Computation of Basic and Diluted Earnings Per Share [Abstract]
Net income/(loss) | ¥	¥ (470,394,042)		¥ 37,784,446		¥ 164,617,561
Basic weighted average number of common shares outstanding | shares	1,371,643,240		1,371,643,240		1,371,643,240
Effect of dilutive share options | ¥			¥ (88,867,427)		¥ 74,254,198
Dilutive weighted average number of ordinary shares | shares	1,371,643,240		1,282,775,813		1,445,897,438
Basic earnings per share | $ / shares		$ (0.34)		$ 0.03		$ 0.12
Diluted earnings per share | $ / shares		$ (0.34)		$ 0.03		$ 0.11